Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued interest expenses	¥ 36,957	¥ 24,019
Other current liabilities	14,187	9,190
Accrued expenses and other current liabilities	¥ 51,144	¥ 33,209